12. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Net loss for the year	$ (918,474)	$ (633,173)	$ (523,905)
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Computed “expected” income tax expense	$ (247,988)	$ (170,957)	$ (141,454)
Differences resulting from
Option based payments	159,233	60,314	11,364
Other non-deductible items	161,755	3,643	90
Increase/(decrease) in deferred tax assets not recognized	(73,000)	107,000	130,000
Provision for income tax expense	$ 0	$ 0	$ 0